Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Tel: (215) 963-5000 / Fax: (215) 963-5001
May 14, 2010
By Electronic Submission
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	NuPathe Inc. — Registration Statement on Form S-1
Ladies and Gentlemen:
On behalf of NuPathe Inc. (the “Company”), transmitted via the Securities and Exchange Commission’s (the “Commission”) EDGAR System for filing pursuant to the Securities Act of 1933, as amended, is the initial Registration Statement on Form S-1 (the “Registration Statement”) of the Company relating to the registration of the offer and sale of shares of the Company’s common stock with a proposed maximum aggregate offering price of $86,250,000. The Company previously wired $6,150 to the Commission’s account at US Bank in St. Louis, Missouri in payment of the registration fee.
The Registration Statement relates to the Company’s initial public offering of its common stock. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.
Please contact the undersigned at (215) 963-5716 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Kevin S. Shmelzer

Kevin S. Shmelzer, Esquire